Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets Disclosure [Text Block]
Other Assets

The Company had the following Other Assets as of dates shown:

	December 31, 2014	December 31, 2013
Property loans receivable	$22,191,515	$21,549,927
Less: Loan loss reserves	(7,098,814)	(7,023,814)
Deferred financing costs - net	4,659,104	2,503,679
Fair value of derivative contracts	267,669	888,120
Taxable bonds at fair value	4,616,565	4,075,953
Land held for sale	—	1,465,000
Bond purchase commitment - fair value adjustment (Notes 4 & 16)	5,780,413	—
Other assets	717,867	714,749
Total Other Assets	$31,134,319	$24,173,614

In addition to the mortgage revenue bonds held by the Company, taxable property loans have been made to the owners of the properties which secure certain of the mortgage revenue bonds and are reported as Other Assets, net of allowance. The Company periodically, or as changes in circumstances or operations dictate, evaluates such taxable property loans for impairment. The value of the underlying property assets is ultimately the most relevant measure of the value to support the taxable property loan values. The Company utilizes a discounted cash flow model in estimating a property’s fair value. A number of different discounted cash flow models containing varying assumptions are considered. The various models may assume multiple revenue and expense scenarios, various capitalization rates and multiple discount rates. In estimating the property valuation, the most significant assumptions utilized in the discounted cash flow model were the same as those discussed in Note 2 above except the discount rate used to estimate the property valuation in the current year models was approximately 5.8% to 7.0%. The Company believes this represents a rate at which a multifamily, student, or senior citizen residential property could obtain current financing similar to the current existing outstanding bonds. Other information, such as independent appraisals, may be considered in estimating a property fair value. If the estimated fair value of the property after deducting the amortized cost basis of any senior mortgage revenue bond exceeds the principle balance of the property loan then no potential loss is indicated and no allowance for loan loss is needed.
In June 2014, the Company restructured twelve mortgage revenue bonds related to Avistar on the Boulevard, Avistar at Chase Hill, Avistar at the Crest, Avistar on the Hills Apartments, Avistar at the Oaks Apartments, and Avistar in 09 Apartments purchased in June and February 2013 (Note 4). In connection with the mortgage revenue bond restructuring the Company loaned these entities approximately $526,000 to cover the costs of restructuring the mortgage revenue bonds. These taxable loans have a stated interest rate of 12.0% per annum due monthly with any unpaid balance due on June 26, 2024 (Note 5).

In November 2013, the Company executed a loan agreement with Foundation for Affordable Housing, a not-for-profit borrower, for approximately $1.6 million. The proceeds from this loan were used to fund a portion of the not-for-profit borrower’s acquisition of Abbington at Stones River, a 96 unit multifamily residential property located in Tennessee. The term of the loan is approximately eighteen months and the stated interest rate is 9.0% per annum.

In August 2013, the Partnership acquired a Series C mortgage revenue bond and a forward contract to support the construction of Vantage at Harlingen Apartments in Harlingen, Texas. In conjunction with this contract, the Partnership acquired an approximate $1.3 million taxable mortgage revenue bond which carries a base interest rate of 9.0% per annum and matures on October 1, 2053. This taxable mortgage revenue bond is reported as part of the Taxable bonds at fair value in Other Assets. Please see the Fair Value Measurements footnote (Note 16) for the detailed description of the fair value estimation process for the taxable mortgage revenue bonds.

In June 2013, the Partnership acquired six mortgage revenue bonds secured by three properties located in San Antonio, Texas, Avistar at the Oaks Apartments, Avistar on the Hills Apartments, and Avistar in 09 Apartments. The Partnership also acquired approximately $831,000 of taxable mortgage revenue bonds which carry a base interest rate of 9.0% per annum and mature on September 1, 2050. These are reported as part of the Taxable bonds at fair value in Other Assets.

In February 2013, the Partnership acquired six mortgage revenue bonds secured by three properties located in San Antonio, Texas, Avistar on the Boulevard, Avistar at Chase Hill, and Avistar at the Crest. The Partnership also acquired approximately $804,000 of taxable mortgage revenue bonds which carry a base interest rate of 9.0% per annum and mature on April 1, 2050. These are reported as part of the Taxable bonds at fair value in Other Assets.

In June 2013, the Partnership redeemed its interest in the Iona Lakes mortgage revenue bond for approximately $21.9 million. This redemption resulted in the realization of approximately $6.5 million in contingent interest income and approximately $4.6 million realized loss on taxable property loans.

The following is a summary of the taxable loans, accrued interest and allowance on amounts due at December 31, 2014 and 2013 :

	December 31, 2014
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$26,047	$—	$—	$217,311
Ashley Square	5,078,342	2,455,660	(3,596,342)	(2,455,660)	1,482,000
Avistar (February 2013 portfolio)	274,496	16,470	—	—	290,966
Avistar (June 2013 portfolio)	251,622	15,097	—	—	266,719
Cross Creek	6,976,087	2,084,804	(3,447,472)	(2,084,804)	3,528,615
Foundation for Affordable Housing	1,560,553	1,735	—	—	1,562,288
Greens Property	850,000	231,342	—	—	1,081,342
Lake Forest	4,618,704	2,599,613	(55,000)	(2,578,778)	4,584,539
Ohio Properties	2,390,447	894,044	—	(307,832)	2,976,659
	$22,191,515	$8,324,812	$(7,098,814)	$(7,427,074)	$15,990,439

	December 31, 2013
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$12,979	$—	$—	$204,243
Ashley Square	5,078,342	2,053,415	(3,596,342)	(2,053,415)	1,482,000
Cross Creek	6,821,087	1,825,389	(3,372,472)	(1,825,389)	3,448,615
Foundation for Affordable Housing	1,603,083	13,989	—	—	1,617,072
Greens Property	876,000	130,563	—	(921)	1,005,642
Lake Forest	4,618,704	2,148,881	(55,000)	(2,128,046)	4,584,539
Ohio Properties	2,361,447	585,377	—	(186,706)	2,760,118
	$21,549,927	$6,770,593	$(7,023,814)	$(6,194,477)	$15,102,229

The Partnership received the Sheriff’s deed conveying title of Woodland Park to a wholly-owned subsidiary of the Partnership on May 29, 2013. Woodland Park is now reported as an MF Property and the approximate $1.3 million fully allowed taxable property loan was written off (Note 8).

The Partnership deconsolidated the VIE that owns the Lake Forest property during 2013 (Note 4).

In conjunction with the purchase of the mortgage revenue bond secured by The Palms at Premier Park Apartments the Company purchased a parcel of land for approximately $1.1 million. The Company is holding this land as an asset available for sale reported in Other Assets at December 31, 2013.

During 2014, the Partnership advanced additional funds to Cross Creek and the Ohio Properties of approximately $155,000 and $29,000, respectively. In addition, the Partnership received an approximate $43,000 and $26,000 of principal from FAH and the Greens Property, respectively, during 2014.

During 2013, the Partnership advanced additional funds to Ashley Square, Cross Creek, the Greens Property and the Ohio Properties of approximately $184,000, $233,000, $26,000 and $42,000, respectively. Due to the recognized sale of the Ohio and Greens Properties and the change in ownership of Lake Forest, the taxable property loans receivable with the Ohio and Greens Properties and Lake Forest are no longer eliminated upon consolidation (Notes 4 and 10). During 2013, the Partnership recorded loan loss reserves equal to the accrued interest on the Ashley Square, Cross Creek, Greens and the Ohio Properties taxable property loans receivable because the Partnership has determined they are not reasonably assured.

Based on the annual impairment analysis, a provision for loan loss and an associated loan loss reserve of $75,000 and $168,000 was recorded against the Cross Creek taxable property loan in the 2014 and 2013, respectively. There was no provision for loan loss or associated loan loss reserve during 2012.

In June 2013, the Partnership redeemed its interest in the Iona Lakes mortgage revenue bond for approximately $21.9 million. This redemption resulted in the realization of approximately $6.5 million in contingent interest income and approximately $4.6 million realized loss on taxable property loans.

The following is a detail of loan loss reserves for the years ended December 31:

	2014	2013	2012
Balance, beginning of year	$7,023,814	$12,272,671	$12,272,671
Realized loss on taxable loan - Iona Lakes	—	(4,557,741)	—
Provision for loan loss	75,000	168,000	—
Deconsolidation of VIEs	—	55,000	—
Write off due to foreclosure	—	(914,116)	—
Balance, end of year	$7,098,814	$7,023,814	$12,272,671

Accrued interest not recognized represents interest accrued that the Partnership has determined they are not reasonably assured of collecting. During 2014, the Partnership recorded loan loss reserves equal to the accrued interest on the Ashley Square, Cross Creek, Lake Forest, and the Ohio Properties loans. During 2013, the Partnership recorded loan loss reserves equal to the accrued interest on the Ashley Square, Cross Creek, the Greens Property, Iona Lakes, Lake Forest, the Ohio Properties and Woodland Park property loans. During 2012, the Partnership recorded loan loss reserves equal to the accrued interest on the Ashley Square, Cross Creek, Iona Lakes and Woodland Park property loans.

The Company, at December 31, 2013, reported an asset held for sale valued at an appraised value of $375,000, along with a receivable of approximately $711,000 representing amounts due from a project owner of Prairiebrook Village. In 2008 the Company foreclosed on the Prairiebrook Village bond and obtained a summary judgment against ownership. The Partnership placed liens on assets identified and garnished wages from the judgment parties. In 2009, the Company recorded a $700,000 provision for loan loss reserve against this judgment receivable. In February 2010, the Company was informed that bankruptcy protection may be sought by the judgment party. This reserve is $711,000 at December 31, 2014 and 2013, while the Company continues to pursue this receivable. The $375,000 asset is land held as an investment for future development and reported with the Real Estate Assets on December 31, 2014.